Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of foreign exchange rates	The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2023		2022		2021
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. Dollar	0.90498	0.92460	0.93756	0.94888	0.88292	0.84495